S000019853 [Member] Investment Strategy - Variable Portfolio - Partners Small Cap Value Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization that falls within the range of the Russell 2000® Value Index (the Capitalization Index) or up to $2.5 billion, whichever is greater. The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Capitalization Index was $18.8 million to $19.4 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest in any type of security, including common stocks and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs).
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors. The Fund also may invest in real estate investment trusts.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each of the subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities.